UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ 07039

(Address of principal executive offices)

 (Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ 07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Upright Growth Fund

ABBOTT LABORATORIES

Ticker Symbol:ABT	Cusip Number:2648 8140 8528
Record Date: 3/27/2012	Meeting Date: 4/27/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	SHAREHOLDER PROPOSAL - BAN ACCELERATED VESTING OF AWARDS UPON A CHANGE IN CONTROL	For	Issuer	For	With
2	RETIFCATION OF DELOITTE & TOUCHE LLP AS AUDITORS	For	Issuer	For	With
3	SAY ON PAY-AN ADVISORY VOTTE TO APPROVE EXECUTIVE CMPAENSATION	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL - TRANSPARENCY ON ANIMAL RESEARCH	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL - LOBBYING DISCLOSURE	For	Issuer	For	With
6	SHAREHOLDER PROPOSAL - INDEPENDENT BOAD CHAIR	For	Issuer	For	With
7	SHAREHOLDER PROPOSAL - TAX GROSS-UPS	For	Issuer	For	With
8	SHAREHOLDER PROPOSAL - EQUITY RETENTION AND HEDGING	For	Issuer	For	With
9	SHAREHOLDER PROPOSAL - INCENTIVE COMPENSATION	For	Issuer	For	With

APPLE, INC

Ticker Symbol:AAPL	Cusip Number:2531 7172 5187
Record Date: 2/7/2012	Meeting Date: 2/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDENPENDENT REGISTERED PUBLIC ACCOUNTING FOR 2012	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVR COMPENSATION	For	Issuer	For	With
4	A SHAREHOLDER PROPOSAL ENTITLED "CONFLICT OF INTEREST REPORT"	For	Issuer	For	With
5	A SHAREHOLDER PROPOSAL ENTITLED "SHAREHOLDER SAY ON DIRECTOR PAY"	For	Issuer	For	With
6	A SHAREHOLD PROPOSAL ENTITLED "REPORT ON POLITICAL CONTRIBUTIONS AND EXPENDITURES"	For	Issuer	For	With
7	A SHAREHOLDER PROPOSAL ENTITLED "ADOPT A MAJORITY VOTING STANDARD FOR DIRECTOR ELECTIONS"	For	Issuer	For	With

AU OPTRONICS CORP

Ticker Symbol:2409.TW	Cusip Number:7668 2304 9544
Record Date: 5/15/2012	Meeting Date: 6/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3.1	TO ACCEPT 2011 BUSINESS REPORT AND FINANCIAL STATEMENTS	For	Issuer	For	With
3.2	TO ACCEPT THE APPROPRIATION OF RETAINED EARNINGS FOR 2011 LOSSES	For	Issuer	For	With
4.1	TO APPROVE THE REVISIONS TOO ARTICLES OF INCORPORATION	For	Issuer	For	With
4.2	TO APPROVE THE REVISIONS TO "HANDLING PROCEDURES FOR ACQUISITION OR DISPOSITION OF ASSETS", "HANDLING PROCEDURES FOR PROVIDING ENDORSEMENTS AND GUARANTEES FOR THIRD PARTIES", AND "HANDLING	For	Issuer	For	With
4.3	TO APPROVE THE PROPOSAL OF RELEASING DIRECTORS FROM COMPETITION RESTRICTIONS	For	Issuer	For	With
4.4	TO APPROVE ISSUANCE OF NEW COMMON SHARES FOR CASH TO SPONSOR ISSUANCE OF THE OVERSEAS DEPOSITSRY SHARES	For	Issuer	For	With

AU OPTRONICS CORP

Ticker Symbol:2409.TW	Cusip Number:7668 2304 9544
Record Date: 5/15/2012	Meeting Date: 6/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3.1	TO ACCEPT 2011 BUSINESS REPORT AND FINANCIAL STATEMENTS	For	Issuer	For	With
3.2	TO ACCEPT THE APPROPRIATION OF RETAINED EARNINGS FOR 2011 LOSSES	For	Issuer	For	With
4.1	TO APPROVE THE REVISIONS TOO ARTICLES OF INCORPORATION	For	Issuer	For	With
4.2	TO APPROVE THE REVISIONS TO "HANDLING PROCEDURES FOR ACQUISITION OR DISPOSITION OF ASSETS", "HANDLING PROCEDURES FOR PROVIDING ENDORSEMENTS AND GUARANTEES FOR THIRD PARTIES", AND "HANDLING	For	Issuer	For	With
4.3	TO APPROVE THE PROPOSAL OF RELEASING DIRECTORS FROM COMPETITION RESTRICTIONS	For	Issuer	For	With
4.4	TO APPROVE ISSUANCE OF NEW COMMON SHARES FOR CASH TO SPONSOR ISSUANCE OF THE OVERSEAS DEPOSITSRY SHARES	For	Issuer	For	With

CANADIAN SOLAR INC.

Ticker Symbol:CSIQ	Cusip Number:1918 6135 4032
Record Date: 6/5/2012	Meeting Date: 6/11/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ELECT AS DIRECTORES OF THE CORPORATION THE FIVE INDIVIDUALS IDENTIFIED AS MANAGEMENT'S PROPOSED NOMINEES IN THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR	For	Issuer	For	With
2	TO REAPPOINT DELOITTE & TOUCHE TOHMATSU CPA, TLD. AS AUDITORS OF THE CORPORATION AND TO AUTHORIZE THE DIRECTORS OF THE CORPORATION TO FIX THEIR REMUNERATION	For	Issuer	For	With

CANADIAN SOLAR INC.

Ticker Symbol:CSIQ	Cusip Number:1918 6135 4032
Record Date: 6/5/2012	Meeting Date: 6/11/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ELECT AS DIRECTORES OF THE CORPORATION THE FIVE INDIVIDUALS IDENTIFIED AS MANAGEMENT'S PROPOSED NOMINEES IN THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR	For	Issuer	For	With
2	TO REAPPOINT DELOITTE & TOUCHE TOHMATSU CPA, TLD. AS AUDITORS OF THE CORPORATION AND TO AUTHORIZE THE DIRECTORS OF THE CORPORATION TO FIX THEIR REMUNERATION	For	Issuer	For	With

CANADIAN SOLAR INC.

Ticker Symbol:CCIR	Cusip Number:617568435449
Record Date: 8/23/2011	Meeting Date: 7/23/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ELECT AS DIRECTORS OF THE CORPORATION THE FOUR INDIVIDUALS IDENTIFIED	For	Issuer	For	With
2	TO REAPPOINT DELOITTE & TOUCHE TOHMATSU CAP, LTD, AS AUDOTPRS OFTHE CORPORATION	For	Issuer	For	With

COACH, INC

Ticker Symbol:COH	Cusip Number:6260 2239 1328
Record Date: 10/10/2011	Meeting Date: 11/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCH LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2012	For	Issuer	For	With
3	TO HOLD A NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
4	TO HOLD A NON-BINDING ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION	For	Issuer	For	With

DELL INC

Ticker Symbol:DELL	Cusip Number:423944472062
Record Date: 8/23/2011	Meeting Date: 7/15/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	RATIFICATION OF SELECTION OF PRICEWATERHOSECOOPERSAS	For	Issuer	For	With
3	APPROVAL ON AN ADVISORY BASIS, OF DELL'S COMPENSATION OF ITS NAMED	For	Issuer	For	With
4	ADVISORY VOTE ON WHETHER FUTURE ADVISORY VOTES ON NAMED	For	Issuer	For	With
SH1	INDEPENDENT CHAIRMAN	For	Issuer	For	With
SH2	STOCKHOLDER ACTION BY WRITTEN CONSENT	For	Issuer	For	With
SH3	DECLEATION OF DIVIDENS	Against	Issuer	For	With

DIRECTV

Ticker Symbol:DTV	Cusip Number:170894031482
Record Date: 5/1/2012	Meeting Date: 5/3/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: RALPH BOYD, JR.	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: DAVID DILLON	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: SAMUEL DIPIAZZA, JR	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: DIXON DOLL	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: PETER LUND	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: NANCY NEWCOMB	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: LORRIE NORRINGTON	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCH LLP AS INDEPENDENT REGISTEREDPUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	TO AMEND THE SECOND AMENDED AND DELOITTE & CERITIFICATE OF INCORPORATION OF DIRECTV TO MAKE CERTAIN CHANGES REGADING THE CAPITAL STOCK OF THE COMPANY	For	Issuer	For	With
4	AN ADVISORY VOTE TO APPROVE COMPENSATION OF OUR NAMED EXECUTIVES	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL TO ADOPT A POLICY THAT THERE WOULD BE NO ACCEPERATION OF PERFORMANCE BASE EQUITY AWARDS UPON A CHANGE IN CONTROL	For	Issuer	For	With

HIMAX TECHNOLOGIES, INC

Ticker Symbol:HIMAX	Cusip Number:619334091278
Record Date: 8/16/2011	Meeting Date: 9/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	to adopt audited financial reports of the company for the fiscal	For	Issuer	For	With
1.2	to re-elect chih-chung tsai as a director of the company	For	Issuer	For	With
1.3	to re-elect yuan-chuan homg as an independent director of the company	For	Issuer	For	With
1.4	to adopt the companys 2011 long-term incentive paln	For	Issuer	For	With
1.5	to transact anyother business properly brought before 2011 agm	For	Issuer	For	With

MEMC ELECTRONIC MATERIALS, INC.

Ticker Symbol:WFR	Cusip Number:7648 3010 4684
Record Date: 4/24/2012	Meeting Date: 5/25/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: ROBERT J. BOEHLKE	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: EMMANUEL T. HERNANDEZ	For	Issuer	For	With
2	NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
3	RATIFICATION OF THE SELECTION OF KPMG LLP AS OUR INDENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2012	For	Issuer	For	With
4	APPROVAL OF AMENDMENTS TO OUREQUITY INCENTIVE PLANS TO ALLOW A ONE-TIME STOCK OPTION EXECHANGE [ROGRAM	For	Issuer	For	With
5	APPOROVAL OF SHAREHOLDER PROPOSAL TO ELECT EACH DIRECTOR ANNUALLY	For	Issuer	For	With

MEMC ELECTRONIC MATERIALS, INC.

Ticker Symbol:WFR	Cusip Number:7648 3010 4684
Record Date: 4/24/2012	Meeting Date: 5/25/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: ROBERT J. BOEHLKE	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: EMMANUEL T. HERNANDEZ	For	Issuer	For	With
2	NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
3	RATIFICATION OF THE SELECTION OF KPMG LLP AS OUR INDENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2012	For	Issuer	For	With
4	APPROVAL OF AMENDMENTS TO OUREQUITY INCENTIVE PLANS TO ALLOW A ONE-TIME STOCK OPTION EXECHANGE [ROGRAM	For	Issuer	For	With
5	APPOROVAL OF SHAREHOLDER PROPOSAL TO ELECT EACH DIRECTOR ANNUALLY	For	Issuer	For	With

MGM RESORTS INTERNATIONAL

Ticker Symbol:MGM	Cusip Number:6736 8505 1328
Record Date: 5/8/2012	Meeting Date: 6/12/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2012	For	Issuer	For	With
3	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NWMED EXECUTIVE OFFICERS	For	Issuer	For	With

OCEAN RIG UDW INC

Ticker Symbol:ORIG	Cusip Number:7285 7389 3059
Record Date: 12/8/2011	Meeting Date: 12/23/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	TO APPROVE THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITOR ACCOUNTANTS S.A	For	Issuer	For	With
3	IN CONNECTION WITH THE EXPECTED COMMENCEMENT OF TRADING OF THE COMPANY'S COMMON SHARES ON THE OSLO BORS OR ALTERNATIVELY	For	Issuer	For	With

RESEARCH IN MOTION LIMITED

Ticker Symbol:RIMM	Cusip Number:821675534624
Record Date: 8/23/2011	Meeting Date: 7/12/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	JAMES L. BALSILLIE	For	Issuer	For	With
02	MIKE LAZARIDIS	For	Issuer	For	With
03	DAVID KERR	For	Issuer	For	With
04	CLAUDIA KOTCHKA	For	Issuer	For	With
05	GOGER MARTIN	For	Issuer	For	With
06	JOHN RICHAEDSON	For	Issuer	For	With
07	BARBARA STYMIEST	For	Issuer	For	With
08	ANTONIO VIANA-BAPTISTA	For	Issuer	For	With
09	JOHN WETMORE	For	Issuer	For	With
2	RESOLUTION APPOVING THE RE-APPOINTMENT OF THE AUDITORS OF THE COMPANY AND AUTHORIZING	For	Issuer	For	With
3	THE SHAREHOLDER PROPOSAL SET OUT IN SCHEDULE "A" OF THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR FOR THE MEETING	Against	Issuer	For	With

SILICON MOTION TECHNOLOGY CORP.

Ticker Symbol:SIMO	Cusip Number:7206 5955 5510
Record Date: 9/12/2011	Meeting Date: 9/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO RE-ELECT MR. TSUNG-MING CHUNG AS A DIRECTOR OF THE COMPANY WHO RETIRES BY ROTATION PUSUANT TO THE COMPANY'S ARTICLES OF ASSOCIATION	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF DELOITTE & TOUCHE AS INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011	For	Issuer	For	With

SILICON MOTION TECHNOLOGY CORP.

Ticker Symbol:SIMO	Cusip Number:7206 5955 5510
Record Date: 9/12/2011	Meeting Date: 9/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO RE-ELECT MR. TSUNG-MING CHUNG AS A DIRECTOR OF THE COMPANY WHO RETIRES BY ROTATION PUSUANT TO THE COMPANY'S ARTICLES OF ASSOCIATION	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF DELOITTE & TOUCHE AS INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011	For	Issuer	For	With

STARBUCKS CORPORATION

Ticker Symbol:SUBX	Cusip Number:6416 7630 4209
Record Date: 2/23/2012	Meeting Date: 3/21/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR:HOWARD SCHULTZ	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: WILLIAM W. BRADLEY	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: MELLODY HOBSON	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: KEVIN R. JOHNSON	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: OLDEN LEE	For	Issuer	For	With
1F	ELECTION OF DIRECTOR:JOSHUACOOPER RAMO	For	Issuer	For	With
1G	ELECTION OF DIRECTOR:JAMES G. SHENNAN, JR	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: CLARA SHIH	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: JAVIER G. TERUEL	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: MYRON E. ULLMAN, III	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: CRAIG E. WEATHERUP	For	Issuer	For	With
2	APPORVAL OF THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION	For	Issuer	For	With
3	APPORVAL OF AN AMENDMENT AND RESTATEMENT OF THE EXECUTIVE MANAGEMENT BONUS PLAN	For	Issuer	For	With
4	SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERE	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL REGARDING BOARD COMMITTEE ON SUSTAINABILITY	For	Issuer	For	With

STARBUCKS CORPORATION

Ticker Symbol:SUBX	Cusip Number:6416 7630 4209
Record Date: 2/23/2012	Meeting Date: 3/21/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR:HOWARD SCHULTZ	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: WILLIAM W. BRADLEY	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: MELLODY HOBSON	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: KEVIN R. JOHNSON	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: OLDEN LEE	For	Issuer	For	With
1F	ELECTION OF DIRECTOR:JOSHUACOOPER RAMO	For	Issuer	For	With
1G	ELECTION OF DIRECTOR:JAMES G. SHENNAN, JR	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: CLARA SHIH	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: JAVIER G. TERUEL	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: MYRON E. ULLMAN, III	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: CRAIG E. WEATHERUP	For	Issuer	For	With
2	APPORVAL OF THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION	For	Issuer	For	With
3	APPORVAL OF AN AMENDMENT AND RESTATEMENT OF THE EXECUTIVE MANAGEMENT BONUS PLAN	For	Issuer	For	With
4	SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERE	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL REGARDING BOARD COMMITTEE ON SUSTAINABILITY	For	Issuer	For	With

TAIWAN SEMICONDUCTOR MFG. CO. LTD

Ticker Symbol:TSM	Cusip Number:8794 5899 9539
Record Date: 5/22/2012	Meeting Date: 6/12/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ACCEPT 2011 BUSINESS REPORT AND FINACIAL SRAMENTS	For	Issuer	For	With
2	TO APPROVE THE PROPOSAL FOR DISTRIBUTION OF 2011 PROFITS	For	Issuer	For	With
3	TO REVISE THE ARTICLES OF INCORPORATION	For	Issuer	For	With
4	TO REVISE THE RULES FOR ELECTION OF DIRECTORS	For	Issuer	For	With

TAIWAN SEMICONDUCTOR MFG. CO. LTD

Ticker Symbol:TSM	Cusip Number:8794 5899 9539
Record Date: 5/22/2012	Meeting Date: 6/12/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ACCEPT 2011 BUSINESS REPORT AND FINACIAL SRAMENTS	For	Issuer	For	With
2	TO APPROVE THE PROPOSAL FOR DISTRIBUTION OF 2011 PROFITS	For	Issuer	For	With
3	TO REVISE THE ARTICLES OF INCORPORATION	For	Issuer	For	With
4	TO REVISE THE RULES FOR ELECTION OF DIRECTORS	For	Issuer	For	With

THE MANITOWOC COMPANY

Ticker Symbol:MTW	Cusip Number:2648 8264 9861
Record Date: 4/5/2012	Meeting Date: 5/1/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	THE APPROVAL OF THE COMPANY'S SHORT-TERM INCENTIVE PLAN	For	Issuer	For	With
3	THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S 2003 INCENTIVE STOCK AND AWAEDS PLAN	For	Issuer	For	With
4	THE RAPIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED	For	Issuer	For	With
5	AN ADVISORY VOTE TO APPROVE THE COMPENSATIONOF THE COMPANY'S NAMED EXECUTIVE OFFICERS	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

* David Y.S. Chiueh

Trustee

By /s/David Y.S. Chiueh

* David Y.S. Chiueh

Chief Financial Officer

Date: August 8, 2012

*Print the name and title of each signing officer under his or her signature.